10. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Jan. 31, 2024
Notes
10. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	10.SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS
	2024	2023	2022

Non-cash transactions were as follows:
exploration and evaluation asset
included in accounts payable	$ 21	$ 23	$ 211